Other liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities1 [Abstract]
Accruals and other accumulated expenses	$ 31,806	$ 24,120
Funds received for debt repayment	0	14,735
Accounts payable	6,236	5,143
Unearned commissions	7,305	9,652
Other	84	84
Total	$ 45,431	$ 53,734